RETIREMENT BENEFITS PLANS (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule of Obligations and Funded Status
Obligations and Funded Status

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
(In millions)	2025	2024	2025	2024	2025	2024
Funded status
Fair value of plan assets	$2,469	$2,445	$1,722	$1,548	$20	$18
Benefit obligations	(2,650)	(2,700)	(2,038)	(1,863)	(194)	(196)
Funded status	$(181)	$(255)	$(316)	$(315)	$(174)	$(178)

Amounts recognized in the Consolidated Balance Sheets
Other assets	$—	$—	$256	$231	$—	$—
Other current liabilities	(9)	(29)	(42)	(31)	(13)	(14)
Pension liabilities and Other postretirement benefits liabilities	(172)	(226)	(530)	(515)	(161)	(164)
Total	$(181)	$(255)	$(316)	$(315)	$(174)	$(178)

Amounts recognized in Accumulated other comprehensive loss (pre-tax)
Net actuarial loss (gain)	$847	$904	$738	$678	$(72)	$(87)
Prior service cost	3	5	15	6	—	—
Total	$850	$909	$753	$684	$(72)	$(87)

Schedule of Change in Benefit Obligations
Change in Benefit Obligations

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
(In millions)	2025	2024	2025	2024	2025	2024
Balance at January 1	$2,700	$2,824	$1,863	$2,022	$196	$212
Service cost	16	18	45	46	—	1
Interest cost	135	134	88	85	11	10
Actuarial loss (gain)	55	(20)	13	(82)	2	(11)
Gross benefits paid	(256)	(258)	(139)	(121)	(27)	(29)
Currency translation	—	—	155	(87)	1	(3)
Plan amendments	—	2	10	(3)	—	—
Other	—	—	3	3	11	16
Balance at December 31	$2,650	$2,700	$2,038	$1,863	$194	$196

Accumulated benefit obligation	$2,650	$2,686	$1,925	$1,766

Schedule of Change in Plan Assets
Change in Plan Assets

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
(In millions)	2025	2024	2025	2024	2025	2024
Balance at January 1	$2,445	$2,604	$1,548	$1,633	$18	$17
Actual return on plan assets	250	84	111	(10)	2	1
Employer contributions	30	15	94	95	16	18
Gross benefits paid	(256)	(258)	(139)	(121)	(27)	(29)
Currency translation	—	—	105	(52)	—	—
Other	—	—	3	3	11	11
Balance at December 31	$2,469	$2,445	$1,722	$1,548	$20	$18

Schedule of Components of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
The components of pension plans with an accumulated benefit obligation in excess of plan assets at December 31 are as follows:

	United States pension liabilities		Non-United States pension liabilities
(In millions)	2025	2024	2025	2024
Accumulated benefit obligation	$2,650	$2,686	$640	$701
Fair value of plan assets	2,469	2,445	121	209

Schedule of Components of Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
The components of pension plans with a projected benefit obligation in excess of plan assets at December 31 are as follows:

	United States pension liabilities		Non-United States pension liabilities
(In millions)	2025	2024	2025	2024
Projected benefit obligation	$2,650	$2,700	$738	$772
Fair value of plan assets	2,469	2,445	166	225

Schedule of Changes in Pension and Other Postretirement Benefits Liabilities recognized in Accumulated Other Comprehensive Income (Loss)
Changes in pension and other postretirement benefit liabilities recognized in Accumulated other comprehensive loss are as follows:

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
(In millions)	2025	2024	2025	2024	2025	2024
Balance at January 1	$909	$871	$684	$661	$(87)	$(93)
Prior service cost arising during the year	—	2	10	(3)	—	—
Net loss (gain) arising during the year	(4)	86	30	62	1	(7)
Currency translation	—	—	54	(18)	1	—
Less amounts included in expense during the year	(55)	(50)	(25)	(18)	13	13
Net change for the year	(59)	38	69	23	15	6
Balance at December 31	$850	$909	$753	$684	$(72)	$(87)

Schedule of Benefits Expense
The components of retirement benefits expense (income) are as follows:

	United States pension benefit expense			Non-United States pension benefit expense			Other postretirement benefits expense (income)
(In millions)	2025	2024	2023	2025	2024	2023	2025	2024	2023
Service cost	$16	$18	$19	$45	$46	$43	$—	$1	$1
Interest cost	135	134	142	88	85	85	11	10	10
Expected return on plan assets	(190)	(190)	(195)	(128)	(134)	(121)	(1)	(1)	(1)
Amortization	15	9	4	16	11	7	(13)	(13)	(17)
	(24)	(29)	(30)	21	8	14	(3)	(3)	(7)
Settlements, curtailments, and special termination benefits	40	41	34	9	7	4	—	—	—
Total expense (income)	$16	$12	$4	$30	$15	$18	$(3)	$(3)	$(7)

Schedule of Assumptions Used to Determine Pension Plans Expense
Pension Plans

	United States pension plans			Non-United States pension plans
	2025	2024	2023	2025	2024	2023
Assumptions used to determine benefit obligation at year-end
Discount rate	5.34%	5.61%	5.14%	5.11%	4.92%	4.52%
Rate of compensation increase	3.05%	3.32%	3.40%	3.13%	3.16%	3.17%
Interest rate used to credit cash balance plans	4.56%	4.79%	4.01%	2.50%	2.01%	1.59%

Assumptions used to determine expense
Discount rate used to determine benefit obligation	5.61%	5.14%	5.47%	4.92%	4.52%	4.83%
Discount rate used to determine service cost	5.76%	5.24%	5.54%	5.90%	6.00%	5.90%
Discount rate used to determine interest cost	5.29%	4.98%	5.33%	4.71%	4.47%	4.80%
Expected long-term return on plan assets	7.00%	6.50%	6.50%	6.63%	6.79%	6.32%
Rate of compensation increase	3.32%	3.40%	3.33%	3.16%	3.17%	3.12%
Interest rate used to credit cash balance plans	4.79%	4.01%	3.67%	2.01%	1.59%	2.32%

Schedule of Assumptions Used to Determine Other Postretirement Benefits Obligations and Expense	Assumptions used to determine other postretirement benefits obligations and expense are as follows:

	Other postretirement benefits plans
	2025	2024	2023
Assumptions used to determine benefit obligation at year-end
Discount rate	5.24%	5.57%	5.11%
Health care cost trend rate assumed for next year	6.50%	6.70%	7.70%
Ultimate health care cost trend rate	4.75%	4.75%	4.75%
Year ultimate health care cost trend rate is achieved	2035	2034	2033

Assumptions used to determine expense
Discount rate used to determine benefit obligation	5.57%	5.11%	5.46%
Discount rate used to determine service cost	5.84%	5.25%	5.53%
Discount rate used to determine interest cost	5.29%	4.96%	5.32%
Initial health care cost trend rate	6.70%	7.70%	7.10%
Ultimate health care cost trend rate	4.75%	4.75%	4.75%
Year ultimate health care cost trend rate is achieved	2034	2033	2031

Schedule of Employer Contributions to Pension Plans
Contributions to pension plans that Eaton expects to make in 2026, and made in 2025, 2024 and 2023, are as follows:

(In millions)	Expected in 2026	2025	2024	2023
United States plans	$9	$30	$15	$16
Non-United States plans	89	94	95	97
Total contributions	$98	$124	$110	$113

Schedule of Expected Pension and Other Postretirement Benefit Payments and Expected Subsidy
The following table provides the estimated pension and other postretirement benefit payments for each of the next five years, and the five years thereafter in the aggregate. For other postretirement benefits liabilities, the Company expects minor subsidy receipts related to the Medicare Prescription Drug, Improvement, and Modernization Act of 2003 that would reduce the estimated payments listed below.

(In millions)	Estimated United States pension payments	Estimated non-United States pension payments	Estimated other postretirement benefit payments
2026	$276	$135	$15
2027	259	135	19
2028	250	136	18
2029	241	141	17
2030	226	144	17
2031 - 2035	1,008	757	75

Schedule of Fair Value of Pension Plan Assets
A summary of the fair value of pension plan assets at December 31, 2025 and 2024, is as follows:

(In millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)[1]
2025
Common collective trusts
Non-United States equity and global equities	$211	$—	$211	$—
Fixed income	32	—	32	—
Fixed income securities	1,647	—	1,647	—
United States treasuries	258	255	3	—
Real estate	248	100	32	116
Cash equivalents	49	25	24	—
Exchange traded funds	105	105	—	—
Other	419	—	50	369
Common collective and other trusts measured at net asset value	1,287
Money market funds measured at net asset value	2
Pending purchases and sales of plan assets, and interest receivable	(67)
Total pension plan assets	$4,191	$485	$1,999	$485
[1] These pension plan assets include private equity, private credit and private real estate funds that generally have redemption notice periods of six months or longer and are often not eligible for redemption until the underlying assets are liquidated or distributed. The Company has unfunded commitments to these funds of approximately $158 million at December 31, 2025, which will be satisfied by a reallocation of pension plan assets.

(In millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)[1]
2024
Common collective trusts
Non-United States equity and global equities	$241	$—	$241	$—
Fixed income	28	—	28	—
Fixed income securities	1,582	—	1,582	—
United States treasuries	461	453	8	—
Real estate	212	63	25	124
Cash equivalents	83	55	28	—
Exchange traded funds	91	91	—	—
Other	402	—	40	362
Common collective and other trusts measured at net asset value	978
Pending purchases and sales of plan assets, and interest receivable	(85)
Total pension plan assets	$3,993	$662	$1,952	$486
[1] These pension plan assets include private equity, private credit and private real estate funds that generally have redemption notice periods of six months or longer, and are often not eligible for redemption until the underlying assets are liquidated or distributed. The Company has unfunded commitments to these funds of approximately $128 million at December 31, 2024, which will be satisfied by a reallocation of pension plan assets.

Schedule of Fair Value Measurement of Plan Assets using Significant Unobservable Inputs
The fair value measurement of plan assets using significant unobservable inputs (Level 3) changed during 2025 and 2024 due to the following:

(In millions)	Real estate	Other	Total
Balance at January 1, 2024	$199	$370	$569
Actual return on plan assets:
Gains (losses) relating to assets still held at year-end	(24)	29	5
Purchases, sales, settlements - net	(51)	(37)	(88)
Transfers into or out of Level 3	—	—	—
Balance at December 31, 2024	124	362	486
Actual return on plan assets:
Gains (losses) relating to assets still held at year-end	14	32	46
Purchases, sales, settlements - net	(22)	(25)	(47)
Transfers into or out of Level 3	—	—	—
Balance at December 31, 2025	$116	$369	$485

Schedule of Fair Value of Other Postretirement Benefits Plan Assets
A summary of the fair value of other postretirement benefits plan assets at December 31, 2025 and 2024, is as follows:

(In millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
2025
Cash equivalents	$3	$3	$—	$—
Common collective and other trusts measured at net asset value	17
Total other postretirement benefits plan assets	$20	$3	$—	$—

(In millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
2024
Cash equivalents	$3	$3	$—	$—
Common collective and other trusts measured at net asset value	15
Total other postretirement benefits plan assets	$18	$3	$—	$—

Schedule of Employer Contributions to Defined Contribution Benefit Plans, Charged to Expense	The total contributions related to these plans are charged to expense and are as follows:

(In millions)
2025	$239
2024	220
2023	201